Financial Instruments - Summary of Assets and Liabilities Denominated in Foreign Currencies (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of Detailed Information about Assets and Liabilities Denominated in Foreign Currencies [Line Items]
Assets	$ 5,581	$ 9,780
Foreign Currency Denominated Market Risk [Member]
Disclosure of Detailed Information about Assets and Liabilities Denominated in Foreign Currencies [Line Items]
Assets	2,530	4,326
Liabilities	1,611	2,235
Renminbi ("RMB") | Foreign Currency Denominated Market Risk [Member]
Disclosure of Detailed Information about Assets and Liabilities Denominated in Foreign Currencies [Line Items]
Assets	1,087	3,069
Liabilities	538	1,286
Australian Dollars ("AUD") [Member] | Foreign Currency Denominated Market Risk [Member]
Disclosure of Detailed Information about Assets and Liabilities Denominated in Foreign Currencies [Line Items]
Assets	1,443	1,257
Liabilities	$ 1,073	$ 949